Provision for legal and administrative proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 1,564,293	R$ 1,410,299
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	561,199	498,180
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	209,098	212,929
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	759,584	666,209
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provision for regulatory	R$ 34,412	R$ 32,981